RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
During the year ended December 31, 2020, the Company hired consultants through one of its Board members to review its technology. The Company paid $31 thousand to the consultants. In December 2020, the Company also entered into a sales agreement for the purchase and installation of one Energy Warehouse with a related party.
In April 2021, the Company signed a framework agreement with one of its investors, SB Energy Global Holdings One Ltd (“SBE”), to supply energy storage products to SBE in support of its market activities. Under this agreement, the Company has made various commitments to meet SBE’s potential need for energy storage products and is obligated to reserve a certain percentage of our manufacturing capacity to meet SBE’s future needs, subject to periodic reviews of its firm and anticipated orders. To date, no orders have been placed under the framework agreement.
Additionally, the Company entered into a preferred financing equity transaction with SBE and Breakthrough Energy Ventures, LLC as discussed in Note 12. These related parties were also issued 6,707,318 of the Earnout Shares discussed in Note 3.
As of December 31, 2021, the Company had recorded accounts receivable of $66 thousand and deferred revenue of $171 thousand for sales of Energy Warehouse products to related parties based on the December 2020 sales agreement above.